Intangible assets - Goodwill allocation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill allocation
Goodwill	£ 1,857	£ 1,482	£ 1,628
Shareholder-backed
Goodwill allocation
Goodwill	1,651	1,458
Shareholder-backed | M&G
Goodwill allocation
Goodwill	1,153	1,153
Shareholder-backed | Other
Goodwill allocation
Goodwill	498	305
With-profits
Goodwill allocation
Goodwill	206	24
With-profits | Venture funds investments
Goodwill allocation
Goodwill	206	£ 24
With-profits | UK with-profits fund
Goodwill allocation
Addition to goodwill	£ 195